ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
ACCRUED EXPENSES
Operation, maintenance and telecommunication services		Rp 7,521	Rp 8,013
Salaries and benefits		2,658	2,219
General, administrative and marketing expenses		2,365	2,299
Interest and bank charges		217	238
Total	$ 919	Rp 12,761	Rp 12,769